UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 10407

Institutional Portfolio

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: January 31, 2007

ITEM 1.           SCHEDULE OF INVESTMENTS

INSTITUTIONAL PORTFOLIO

SMASH SERIES EC PORTFOLIO

FORM NQ
JANUARY 31, 2007

SMASh Series EC Porfolio

Schedule of Investments (unaudited)
January 31, 2007

Face
Amount†		Rating‡	Security	Value
CORPORATE BONDS & NOTES — 57.5%
Automobiles — 9.7%
180,000		CCC+	Ford Motor Co., Notes, 7.450% due 7/16/31	$ 146,925
150,000		B-	General Motors Corp., Senior Debentures, 8.375% due 7/15/33	141,937
			Total Automobiles	288,862
Commercial Banks — 3.4%
100,000		BB	ICICI Bank Ltd., Bonds, 6.375% due 4/30/22 (a)	99,516
Consumer Finance — 29.0%
			Ford Motor Credit Co.:
215,000		B	Bonds, 7.375% due 2/1/11	212,529
215,000		B	Notes, 7.375% due 10/28/09	216,494
190,000		B	General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31	214,479
220,000		BB+	GMAC LLC, Senior Notes, 6.000% due 12/15/11	216,990
			Total Consumer Finance	860,492
Diversified Financial Services — 1.9%
54,000		B+	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (a)	56,430
Health Care Providers & Services — 3.9%
			HCA Inc.:
7,000		B-	Senior Notes, 6.500% due 2/15/16	5,933
			Senior Secured Notes:
27,000		BB-	9.250% due 11/15/16 (a)	28,755
21,000		BB-	9.625% due 11/15/16 (a)	22,601
57,000		CCC+	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	58,069
			Total Health Care Providers & Services	115,358
Independent Power Producers & Energy Traders — 5.2%
147,000		B	AES Corp., Senior Notes, 7.750% due 3/1/14	155,452
Oil, Gas & Consumable Fuels — 4.4%
52,000		B	El Paso Corp., Medium-Term Notes, 7.750% due 1/15/32	55,770
			Williams Cos. Inc.:
31,000		BB-	Debentures, Series A, 7.500% due 1/15/31 (b)	32,395
38,000		BB-	Notes, 8.750% due 3/15/32	43,415
			Total Oil, Gas & Consumable Fuels	131,580
			TOTAL CORPORATE BONDS & NOTES
			(Cost — $1,709,472)	1,707,690
SOVEREIGN BONDS — 9.4%
Brazil — 3.7%
84,000		BB	Federative Republic of Brazil, 11.000% due 8/17/40	110,523
Canada — 1.0%
23,861	CAD	AAA	Government of Canada, Bonds, 4.000% due 12/1/31	29,117
Germany — 4.7%
109,000	EUR	AAA	Bundesrepublik Deutschland, Bonds, 3.750% due 1/4/15	138,548
			TOTAL SOVEREIGN BONDS
			(Cost — $284,577)	278,188

See Notes to Schedule of Investments.

SMASh Series EC Porfolio

Schedule of Investments (unaudited) (continued)
January 31, 2007

Face
Amount	Security	Value
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $1,994,049)	$ 1,985,878
SHORT-TERM INVESTMENTS — 27.2%
U.S. Government Agency — 0.5%
$ 15,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.190%
	due 6/25/07 (c)(d)
	(Cost - $14,696)	14,696
Repurchase Agreement — 26.7%
794,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement, dated
	1/31/07, 5.220% due 2/1/07; Proceeds at maturity - $794,115 (Fully
	collateralized by U.S. government agency obligation, 0.000% due
	11/15/30; Market value - $809,775)
	(Cost - $794,000)	794,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $808,696)	808,696
	TOTAL INVESTMENTS — 94.1% (Cost — $2,802,745#)	2,794,574
	Other Assets in Excess of Liabilities — 5.9%	176,611
	TOTAL NET ASSETS — 100.0%	$ 2,971,185

†	Face amount denominated in U. S. dollars, unless otherwise noted.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(b)	All or a portion of this security is segregated for open futures contracts. (c) Rate shown represents yield-to-maturity.
(c)	Rate shown represents yield-to-maturity.
(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.
See page 3 for definitions of ratings.

Abbreviations used in this schedule: CAD - Canadian Dollar EUR - Euro

Schedule of Options Written (unaudited)

Contracts	Security	Expiration Date	Strike Price	Value

1	Rio Tinto Share Future, Call	3/9/07	$ 1.32	$(625)
1	British Pound Future, Call	3/9/07	196	$(1,187)
	TOTAL OPTIONS WRITTEN			$(1,812)
	(Premiums received — $1,496)

See Notes to Schedule of Investments.

Bond Ratings
(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

SMASh Series EC Portfolio (the “Portfolio”) is a separate series of Institutional Portfolio (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company, which was organized as a trust under the laws of the Commonwealth of Massachusetts. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“ GAAP” ).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and ask prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically for both hedging and no hedging purposes, including for purposes of enhancing returns. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Portfolio recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Portfolio.

A risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

Notes to Schedule of Investments (unaudited) (continued)

(e) Credit Default Swaps. The Portfolio may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, the Portfolio is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Portfolio receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Portfolio functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Portfolio receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Portfolio makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Portfolio’s Statement of Operations. For a credit default swap sold by the Portfolio, payment of the agreed upon amount made by the Portfolio in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Portfolio, the agreed upon amount received by the Portfolio in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Portfolio.

Entering into Credit Default Swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(f) Credit and Market Risk. The Portfolio invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(g) Foreign Risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Notes to Schedule of Investments (unaudited) (continued)

Gross unrealized appreciation					$ 8,732
Gross unrealized depreciation					(16,903)
Net unrealized depreciation					$ (8,171)

At January 31, 2007, the Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Loss
Contracts to Buy:
Euro Dollar	5	09/07	$14,087	$13,730	$(357)

During the period ended January 31, 2007, written option transactions for the Portfolio were as follows:
				Number of
				Contracts	Premiums
Options written, outstanding December 27, 2006				—	—
Options written				2	$ 1,496
Options written, outstanding January 31, 2007				2	$ 1,496

At January 31, 2007, the Portfolio held the following credit default swap contracts:

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	December 29, 2006
Referenced Entity:	Dow Jones CDX Index
Notional Amount:	$700,000
Termination Date:	December 20, 2011
Unrealized Appreciation	$6,263

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Institutional Portfolio

By           /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date        March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date        March 29, 2007

By           /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date        March 29, 2007